UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		02/17/2009
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: 770,877,000
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
Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Alpha Natural Resources Inc			COM			02076X102	2,161 		133,500 	x				 				133,500
American Int'l Group Inc			COM			026874107	276 		175,500 	x				 				175,500
American Int'l Group Inc			UNIT 99/99/9999		026874115	58,160 		6,842,335 	x				 				6,842,335
Anadarko Petroleum Corp				COM			032511107	3,492 		90,594 		x				 				90,594
Apache Corp					COM			037411105	3,512 		47,123 		x				 				47,123
Applied Materials Inc				COM			038222105	5,090 		502,500 	x				 				502,500
Brunswick Corp					COM			117043109	4,260 		1,011,972 	x				 				1,011,972
CF Industries Holdings Inc			COM			125269100	3,146 		63,985 		x				 				63,985
Chevron Corp					COM			166764100	7,527 		101,763 	x				 				101,763
Cisco Systems Inc				COM			17275R102	4,148 		254,489 	x				 				254,489
ConocoPhillips					COM			20825C104	7,292 		140,763 	x				 				140,763
Conseco Inc					COM NEW			208464883	9,128 		1,762,094 	x				 				1,762,094
Consol Energy Inc				COM			20854P109	3,644 		127,500 	x				 				127,500
Dana Holding Corp				COM			235825205	165 		223,074 	x				 				223,074
Devon Energy Corp				COM			25179M103	3,110 		47,325 		x				 				47,325
Dillards Inc					CL A			254067101	2,658 		669,495 	x				 				669,495
Select Sector SPDR Tr				SBI INT-ENERGY		81369Y506	34,442 		720,992 	x				 				720,992
Entergy Corp					COM			29364G103	2,364 		28,437 		x				 				28,437
Exelon Corp					COM			30161N101	1,581 		28,438 		x				 				28,438
Foundation Coal Holdings Inc			COM			35039W100	3,439 		245,300 	x				 				245,300
Goodyear Tire & Rubber Co.			COM			382550101	19,373 		3,244,998 	x				 				3,244,998
Marathon Oil Corp				COM			565849106	3,557 		129,997 	x				 				129,997
Massey Energy Co				COM			576206106	3,920 		284,300 	x				 				284,300
Morgan Stanley					COM NEW			617446448	119,903 	7,475,259 	x				 				7,475,259
Nexen Inc					COM			65334H102	1,839 		104,610 	x				 				104,610
Occidental Petroleum Corp			COM			674599105	5,386 		89,777 		x				 				89,777
Office Depot Inc				COM			676220106	6,426 		2,156,417 	x				 				2,156,417
OfficeMax Inc					COM			67622P101	4,912 		642,904 	x				 				642,904
Oracle Corp					COM			68389X105	11,698 		659,805 	x				 				659,805
Owens Corning New				*W EXP 10/30/201	690742127	6 		10,644 		x				 				10,644
Patriot Coal Corp				COM			70336T104	3,137 		501,900 	x				 				501,900
Penn National Gaming Inc			COM			707569109	7,239 		338,580 	x				 				338,580
Petro-Canada 					COM			71644E102	4,313 		197,027 	x				 				197,027
PHH Corp					COM NEW			693320202	7,378 		579,600 	x				 				579,600
Prudential Financial Inc			COM			744320102	563 		18,596 		x				 				18,596
Rite Aid Corp 					COM			767754104	3,512 		11,328,418 	x				 				11,328,418
Sprint Nextel Corp				COM SER 1		852061100	9,447 		5,162,293 	x				 				5,162,293
Talisman Energy Inc				COM			87425E103	3,939 		394,266 	x				 				394,266
The Mosaic Company				COM			61945A107	878 		25,387 		x				 				25,387
Valassis Communications Inc			COM			918866104	2,518 		1,907,453 	x				 				1,907,453
Virgin Media Inc				*W EXP 99/99/999	92769L119	3 		237,059 	x				 				237,059
Wachovia Corp New				COM			929903102	69,527 		12,550,000 	x				 				12,550,000
Wachovia Corp New				CONV7.5%PFD CL A	929903219	302,112 	405,519 	x				 				405,519
Walter Industries Inc.				COM			93317Q105	2,786 		159,100 	x				 				159,100
Williams Companies Inc.				COM			969457100	1,900 		131,216 	x				 				131,216
XL Capital Ltd					CL A			G98255105	14,137 		3,820,841 	x				 				3,820,841
XTO Energy Inc					COM			98385X106	874 		24,777 		x				 				24,777


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